Invested Assets and Investment Income - Mortgage Securitization (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Securitized assets	$ 6,437	$ 5,812
Secured borrowing liabilities	6,217	5,556
Net	220	256
Platinum Canadian Mortgage Trust II | Less than 1 year
Disclosure of financial assets [line items]
Secured borrowing liabilities	0	27
Platinum Canadian Mortgage Trust II | 1 to 3 years
Disclosure of financial assets [line items]
Secured borrowing liabilities	1,036	1,973
Platinum Canadian Mortgage Trust II | 3 to 5 years
Disclosure of financial assets [line items]
Secured borrowing liabilities	1,964	750
Platinum Canadian Mortgage Trust II | Over 5 years
Disclosure of financial assets [line items]
Secured borrowing liabilities	0	0
Securitized mortgages
Disclosure of financial assets [line items]
Securitized assets	6,415	5,780
Restricted cash and short-term securities
Disclosure of financial assets [line items]
Securitized assets	22	32
HELOC securitization
Disclosure of financial assets [line items]
Securitized assets	3,163	2,912
Secured borrowing liabilities	3,000	2,750
Net	163	162
HELOC securitization | Securitized mortgages
Disclosure of financial assets [line items]
Securitized assets	3,141	2,880
HELOC securitization | Restricted cash and short-term securities
Disclosure of financial assets [line items]
Securitized assets	22	32
CMB Securitization
Disclosure of financial assets [line items]
Securitized assets	3,274	2,900
Secured borrowing liabilities	3,217	2,806
Net	57	94
CMB Securitization | Securitized mortgages
Disclosure of financial assets [line items]
Securitized assets	3,274	2,900
CMB Securitization | Restricted cash and short-term securities
Disclosure of financial assets [line items]
Securitized assets	$ 0	$ 0